Contract assets and other concession assets (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Inventory	R$ 22,061	R$ 10,818
Contract Asset [Member]
IfrsStatementLineItems [Line Items]
Advances	1,800,997
Software	389,438
Inventory	22,640
Others	34,126
Additions – Other concession assets	2,247,201
Additions - Contract asset related to service concession agreements (Note 30)	14,437,363
Total additions	R$ 16,684,564